Investments in Subsidiaries (Narratives) (Details) $ in Millions	3 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Percentage of acquisition of business		25.00%
Total consideration		$ 258
Nobian's Holding [Member]
Disclosure of detailed information about business combination [line items]
Percentage of acquisition of business			51.00%
Percentage of shares sell	100
Total consideration	$ 30
Nitro 1000 [Member]
Disclosure of detailed information about business combination [line items]
Total consideration		$ 13